Convertible Notes and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt

6. Credit Facility

Effective as of April 30, 2014, the Company entered into a loan and security agreement (the “Credit Facility”) in an aggregate principal amount of up to $10.0 million with Oxford Finance LLC (“Oxford”) for working capital and general business purposes. The first term loan under the Credit Facility was funded on April 30, 2014 in a principal amount of $5.0 million. A second term loan of up to a principal amount of $5.0 million will be funded at the Company’s request prior to December 31, 2015, subject to the achievement of product and services revenues of at least $9.0 million for the trailing six month period by November 30, 2015. In connection with the first term loan under the Credit Facility, a facility fee of $50,000 was charged and an additional $50,000 facility fee will be due upon execution of the second term loan under the Credit Facility. The Credit Facility is secured by substantially all of the Company’s assets other than its intellectual property. Each term loan under the credit facility bears interest at an annual rate equal to the greater of (i) 7.95% or (ii) the sum of (a) the three-month U.S. LIBOR rate reported in the Wall Street Journal three business days prior to the funding date of the applicable term loan, plus (b) 7.71%. The Company is required to make interest-only payments on the first term loan through February 1, 2016 if the funding date of the second term loan occurs before June 30, 2015, or through August 1, 2015 otherwise. If executed, interest-only payments are required to be made on the second term loan through February 1, 2016 if the funding date of the second term loan occurs before June 30, 2015, or through the seventh month following the funding date of the second term loan otherwise. The first term loan under the credit facility matures on July 1, 2018, and the second term loan matures on the first day of the 29th month following the end of the applicable interest-only period. Upon repayment of each term loan, the Company is also required to make a final payment equal to 5.50% of the original principal amount(s) funded. At the Company’s option, the outstanding principal balance of the term loans may be repaid in whole but not in part, subject to a prepayment fee of 3% of any amount prepaid if the prepayment occurs on or prior to April 30, 2015, 2% of the amount prepaid if the prepayment occurs after April 30, 2015 but on or prior to April 30, 2016, and 1% of any amount prepaid after April 30, 2016. Additionally, a warrant to purchase up to 52,966 shares of the Company’s common stock at an exercise price of $4.72 per share with a term of 10 years was issued to Oxford on April 30, 2014 (see Note 4). Additional warrants for shares of the Company’s common stock will be issued upon execution of the second term loan under the Credit Facility in an amount equal to 5.0% of the funded amount divided by the exercise price, which will be equal to the lower of (i) the closing price per share of the Company’s common stock on the NASDAQ on the date prior to the funding date of the second term loan or (ii) the ten-day average closing price per share prior to the funding date of the second term loan.

Issuance costs of $73,104 associated with the first term loan under the Credit Facility were deducted from the gross proceeds by the lender and were recorded as a discount to outstanding debt as of the closing date, resulting in net proceeds of $4,926,896. Other issuance costs of $28,932 directly related to the Credit Facility but not associated with the lender were recorded as a component of other non-current assets in the unaudited condensed balance sheet. The estimated fair value of the warrant issued of $233,107 was recorded as a discount to outstanding debt as of the closing date. The discounts and other issuance costs are amortized to interest expense utilizing the effective interest method over the underlying term of the loan. The total amount of interest expense recorded during the three and nine months ended September 30, 2014 related to the Credit Facility was $144,717 and $240,850, respectively. The Credit Facility bears an effective annual interest rate of 10.81% at both April 30, 2014 and September 30, 2014.

Convertible Notes And Warrants
Debt

7. Convertible Notes and Warrants

Outstanding Warrants—Preferred Shares

Goodman Note

During April 2005, the Company entered into an unsecured loan agreement for $15,000,000. The note required interest payments and principal settlement upon maturity at the earliest of (a) April 20, 2010, (b) the Company being acquired, or (c) the Company having a change in control, other than through the sale of preferred shares.

During January 2009, the Company entered into an amendment and restatement of the unsecured amended loan, whereby the parties agreed that the principal amount would be reduced to $3,000,000. The amended and restated unsecured note bears interest at a variable rate per annum based on prime plus 25 basis points. 25% of the accrued interest was due and payable quarterly in arrears on the last business day of each three-month quarter beginning February 1, 2009. The remaining 75% of the accrued interest was not to be compounded by becoming part of the principal, and was due and payable in a lump-sum payment on the maturity date. The principal and any interest amounts that remain outstanding was set to mature at the earlier of (a) April 20, 2010, or (b) the date immediately prior to the Company’s closing of an acquisition or asset transfer as defined by the Company’s amended and restated articles of incorporation.

In conjunction with the 2009 amendment, the Company issued a warrant to purchase preferred shares issued in the first equity financing to occur subsequent to the execution of the note, and in which the Company receives at least $2,000,000 in gross aggregate proceeds. The exercise price of the warrant is equal to the per share price of preferred shares sold in that equity financing, and the number of shares that may be exercised is equal to 10% of the principal amount of the convertible loan divided by the exercise price. Early termination of the warrant can occur upon an IPO, or if the Company is acquired. The holder of the warrant is to be given 20 days advance notice of such an event, and the warrant will terminate if not exercised before the date of the event.

A qualifying equity financing occurred during February 2009, which set the warrant exercise price at $0.60 per share.

During May 2010, the Company entered into a second amendment and restatement of the Goodman Note in order to extend the maturity date and amend the timing of payments to be made to the lender and to secure the Company’s obligations under the note. The secured amended and restated note bears interest at a per annum fixed rate of 3.25% and is due and payable quarterly in arrears on the last business day of each three-month quarter beginning May 1, 2010. On the effective date of the second amendment, the Company paid the lender $750,000 which was applied to the principal balance of $3,000,000. Beginning May 1, 2010, principal payments are due and payable quarterly in advance. For principal payments due and payable during the period of May 1, 2010 through January 31, 2011, the quarterly principal payment was equal to $45,000; for principal payments due and payable during the period of February 1, 2012 through January 31, 2014, the quarterly principal payment is equal to $90,000; and for principal payments due and payable during the period of February 1, 2014 through the maturity date, the quarterly principal payment is equal to $150,000. In addition to the $750,000 principal paid on the effective date of the amendment, the Company paid principal payments of $135,000 and $180,000 during the years ended December 31, 2010 and 2011, respectively. No principal payments were made during the years ended December 31, 2012 or 2013.

As of June 28, 2013 the holder of the Goodman Note agreed to convert the total principal balance owed under the Goodman Note of $1,935,000 and accrued interest of approximately $105,000 into 3,777,324 preferred shares at a conversion price of $0.54 per share. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction.

In July 2013, in connection with this conversion, the Company issued to such beneficial owner a warrant to purchase 23,809 shares of common stock at an exercise price which will be set at the price per share of the Company’s common stock sold in the Company’s IPO. The warrants will be exercisable for a two-year period beginning with the closing of the Company’s IPO. In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants are initially recorded at their fair value and are then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued under the Goodman Note agreement, the Company used a probability weighted Black-Scholes valuation model. The fair value of the Goodman Note warrants was approximately $62,000 and is included in warrant liabilities at December 31, 2013.

2008 Convertible Note

In December 2008, the Company issued a convertible note in the principal amount of $1,400,000 which is secured by all assets of the Company to an affiliate of a major shareholder. The 2008 Convertible Note bears interest at a variable rate based on prime per annum payable at maturity, and matures at the earliest occurrence of, (a) the passing of 48 months from inception of the note, (b) the closing date of an acquisition or asset transfer as defined by the note, or (c) the closing date of the issuance and sale of shares of common stock of the Company in the Company’s IPO.

Upon the closing of a sale by the Company of its preferred shares in which the Company receives an aggregate of at least $20,000,000 in cumulative gross proceeds, including conversion of the convertible loan amount before the maturity date, the unpaid principal and accrued interest shall automatically be converted into the number of preferred shares, of the series sold by the Company in such sale, equal to the unpaid principal and accrued interest divided by the per share purchase price of the preferred shares in such sale. The 2008 Convertible Note may also be converted before the maturity date at the option of the holder at the closing of an equity financing involving the sale of the Company’s preferred shares in which the Company receives an aggregate of at least $2,000,000 in cumulative gross proceeds, with a conversion price equal to the per share price included in that equity financing. In July 2013, the Company amended the 2008 Convertible Note to provide that all principal and accrued interest on the note would automatically convert into common stock upon the closing of an IPO at the price per share at which common stock is sold in such IPO.

Issued with the 2008 Convertible Note was a warrant to purchase preferred shares issued in the first equity financing to occur subsequent to the execution of the 2008 Convertible Note, and in which the Company receives at least $2,000,000 in gross aggregate proceeds. The exercise price of the warrant is equal to the per share price of preferred shares sold in that equity financing, and the number of shares that may be exercised is equal to 10% of the principal amount of the convertible loan divided by the exercise price. Early termination of the warrant can occur upon an IPO or if the Company is acquired. The holder of the warrant is to be given 20 days advance notice of such an event, and the warrant will terminate if not exercised before the date of the event.

A qualifying equity financing occurred during February 2009, which set the 2008 Convertible Note conversion price and the warrant exercise price at $0.60 per share. The 2008 Convertible Note remains outstanding at December 31, 2012 and 2013.

2011 Convertible Bridge Notes

In February 2011, the Company executed a note and warrant purchase agreement with a major shareholder’s affiliates. In exchange for a series of loans in an aggregate amount equal to $5,000,000 over a period through September 1, 2011, the Company issued secured convertible promissory notes and warrants to purchase preferred shares. The aggregate amount was subsequently raised to $6,000,000 and then $15,000,000 during the year and the funding period was first extended to February 2012 and then to December 2012. Other investors, including related parties, also became party to this arrangement and purchased 2011 Convertible Bridge Notes and warrants.

All unpaid principal and interest outstanding was initially payable on December 31, 2011. During 2012, the maturity date was extended to December 31, 2012. The 2011 Convertible Bridge Notes are secured by virtually all of the assets of the Company. The 2011 Convertible Bridge Notes bear interest at 8%, payable at maturity. The number of preferred shares for which the warrants are exercisable is determined by dividing the warrant coverage amount, which is 20% of the principal amount of the notes issued under the agreement, by the exercise price.

Upon the closing of the sale by the Company of its preferred stock in which the Company receives an aggregate of at least $20,000,000 in cumulative gross proceeds, including conversion of the 2011 Convertible Bridge Notes, before the maturity date, the unpaid principal and accrued interest shall automatically be converted into the number of preferred shares, of the series sold by the Company in such sale, equal to the unpaid principal and accrued interest divided by the per share purchase price of the preferred shares in such sale. At any time before the maturity date the investor may elect to convert all or any amount of the unpaid principal and accrued interest into the Company’s Series A preferred shares at $0.54 per share. Early termination of the warrants can occur upon an IPO or if the Company is acquired. The holders of the warrants are to be given 20 days advance notice of such an event, and the warrants will terminate if not exercised before the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants are initially recorded at their fair value and are then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments issued under the note and warrant purchase agreement dated February 2011, the Company used the Black-Scholes valuation model. The Company recorded approximately $1,400,000 related to the fair value of the warrants at the date of issuance, as a discount to the carrying value of the 2011 Convertible Bridge Notes, accreted as interest expense over the life of the debt. The Company valued the warrants at the date of each issuance using the Black-Scholes valuation model with the following underlying assumptions: contractual term of 5 years, an underlying preferred share price between $0.25 and $0.54, an exercise price of $0.54, an average risk-free interest rate between 0.70% and 2.26%, a dividend yield of 0%, and volatilities between 100.0% and 105.0%. Approximately $302,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2012. The discount was fully accreted as of December 31, 2012.

As of December 31, 2012, the Company had issued the 2011 Convertible Bridge Notes with an aggregate principal amount of approximately $12,336,000. No further note or warrant issuances were made under this agreement during the year ended December 31, 2013. As of December 31, 2012, the Company was in default for payment on the 2011 Convertible Bridge Notes, and no principal payments were made in 2013 prior to their conversion. As of June 28, 2013 the investors under these notes elected to convert the total principal balance owed under the 2011 Convertible Bridge Notes of approximately $12,336,000 and accrued interest of approximately $1,832,000 into 26,237,611 preferred shares at a conversion price of $0.54 per share. Upon the conversion, the exercise price of the related warrants was set at $0.54 per share, and the $236,799 fair value of the warrants was reclassified into additional paid-in capital as of June 28, 2013. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction.

2012 Revolver Notes

On January 13, 2012, the Company executed a note and warrant purchase agreement with several shareholders, including a major shareholder, calling for (in addition to the issuance of certain related warrants) the issuance of a series of notes to be issued between January 13, 2012 and April 5, 2012 totaling up to $1,750,000, with an original maturity date in April 2012. The 2012 Revolver Notes were amended on April 5, 2012 to extend the maturity date to May 31, 2012 or July 31, 2012, depending on certain milestones, and to allow the Company to issue up to $5,000,000 in notes payable under this agreement, as needed. The 2012 Revolver Notes were amended again on November 8, 2012 to increase the amount of notes payable the Company can issue to $8,000,000, and to provide that all notes issued under this agreement shall have the same maturity date of either November 30, 2012 or December 31, 2012, depending on certain milestones. The 2012 Revolver Notes bear interest at 10%, payable at maturity.

Beginning on the closing of the sale by the Company of its preferred shares in which the Company receives an aggregate of at least $20,000,000 in cumulative gross proceeds, the warrants are exercisable for preferred shares of the series sold by the Company in such sale, at an exercise price equal to the purchase price per share of the preferred shares sold by the Company in such sale. The number of preferred shares for which the warrants are exercisable is determined by dividing the warrant coverage amount, which is 20% of the principal amount of the notes issued under the agreement on the issuance date of such 2012 Revolver Notes, by the exercise price. At any time prior to the maturity date, the investor may elect to convert all or any amount of the unpaid principal and accrued interest into the Company’s Series A preferred stock at $0.54 per share, or if a qualified financing has occurred, at the purchase price per share of the preferred shares sold by the Company in such qualified financing. Early termination of the warrant can occur upon an IPO, or if the Company is acquired. The holders of the warrants are to be given 20 days advance notice of such an event, and the warrants will terminate if not exercised before the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants are initially recorded at their fair value and are then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the 2012 Revolver Notes and warrants issued under the note and warrant purchase agreement dated January 13, 2012, the Company used the Black-Scholes valuation model. The Company recorded approximately $396,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted as interest expense over the life of the debt. The Company valued the warrants at the date of each issuance using the Black-Scholes valuation model with the following underlying assumptions: contractual term of 5 years, an underlying preferred share price between $0.24 and $0.30, an exercise price of $0.54, an average risk-free interest rate between 0.62% and 1.02%, a dividend yield of 0%, and volatility of 105.0%. Approximately $396,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2012. The discount was fully accreted as of December 31, 2012.

As of December 31, 2012, the Company had issued $5,960,000 in notes payable under the 2012 Revolver Notes agreement. The Company was in default for payment of these notes as of December 31, 2012, and no principal payments were made in 2013 prior to conversion. As of June 28, 2013 the investors under the 2012 Revolver Notes elected to convert the total principal balance of approximately $5,960,000 owed under the 2012 Revolver Notes and accrued interest of approximately $645,000 into 12,230,899 preferred shares at a conversion price of $0.54 per share, pursuant to note conversion agreements of that date. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction. On September 13, 2013, the exercise price of the warrants was fixed at $0.54 per share, and the fair value of the warrant liability of approximately $144,000 on that date was reclassified to additional paid-in capital.

Other

On September 10, 2012, the Company issued a warrant to its landlord in exchange for a rent deferral through November 30, 2012. The number of Series A preferred shares exercisable under the warrant agreement is determined by dividing the warrant coverage amount of $40,000 by the exercise price. The exercise price of the warrants is $0.60, or, upon the closing of the sale by the Company of its preferred stock in which the Company receives an aggregate of at least $15,000,000 in cumulative gross proceeds, the warrant’s exercise price will be the price per share for which the Company sells its preferred shares in such sale. The term of the warrant is seven years. Early termination of the warrant can occur if the Company is acquired. The holder of the warrant is to be given 20 days advance notice of such an event, and the warrant will terminate if not exercised before the date of the event. The fair value of the preferred warrant due to the landlord at December 31, 2012 and 2013 is not material to the financial statements.

As of December 31, 2012, warrants to purchase preferred stock are reflected as a liability on the balance sheet, which is adjusted to estimated fair value at the end of each reporting period over the term of the warrants. These warrants were reclassified to additional paid-in capital during the year ended December 31, 2013. The fair value of the warrant liability for warrants to purchase preferred stock as of December 31, 2012 of approximately $982,000 was estimated using the Black-Scholes valuation model with the following assumptions: contractual term between 3.08 and 4.92 years, an underlying preferred share price of $0.25, an exercise price of $0.54, an average risk-free interest rate between 0.35% and 0.70%, a dividend yield of 0%, and volatility of 105.0%.

Outstanding Warrants—Common Shares

2013 Convertible Bridge Notes

The Company executed a convertible note and warrant purchase agreement as of June 28, 2013 with several shareholders, including a major shareholder, relating to the Company’s borrowing as needed of, and issuance of a series of unsecured convertible notes for, up to $7,000,000. The Company had borrowed $745,000 and $4,990,000 as of December 31, 2012 and 2013, respectively, against the 2013 Convertible Bridge Notes, including $720,000 and $2,505,000, respectively, from a major shareholder. The maturity date of the 2013 Convertible Bridge Notes is May 31, 2014 and may be extended at the option of the respective note holders for two successive six month periods. The 2013 Convertible Bridge Notes bear interest at 8.0% per annum, payable at maturity.

The 2013 Convertible Bridge Notes automatically convert into the Company’s common stock upon the closing of an IPO of at least $8,000,000 in cumulative gross proceeds, at a price equal to the price per share of the Company’s common stock sold in the IPO. The number of common shares for which the warrants are exercisable is determined by dividing the warrant coverage amount, which is 50% of the principal amount of the notes issued under the agreement, by the exercise price, which is the price per share of the Company’s common stock sold in the IPO. The warrants will be exercisable for a five-year period beginning with the closing of the Company’s IPO. Early termination of the warrants can occur upon any capital reorganization, any reclassification of the capital stock, or an asset transfer or acquisition of the Company. The holders of the warrants are to be given 20 days advance notice of such an event, and the warrants will terminate if not exercised prior to the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants are initially recorded at their fair value and are then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued under the 2013 Convertible Bridge Notes agreement, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $1,559,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted to interest expense using the effective interest method from the date of issuance over the life of the debt. These warrants to purchase common stock were valued as of their date of issuance, using the following assumptions: exercise price of between $1.48 and $14.28 per share, contractual term of 5 years, a risk-free interest rate between 1.38% and 1.73%, a dividend yield of 0%, and volatility between 100.0%—105.0%. The value of the warrants using the probability weighted Black-Scholes valuation model accounted for a probability between 75% and 80%, while a fair value of $0 was weighted between 20% and 25%. The fair value of the warrants is recorded as a liability of approximately $1,399,000 at December 31, 2013. Approximately $685,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2013, with approximately $874,000 remaining unamortized and reflected as a discount to the debt.

Line of Credit

Three of the Company’s related parties guaranteed the Company’s Line of Credit (see Note 5) and pledged financial assets to the bank to secure their guaranties, as approved by the Company’s board of directors. In return, the Company issued common stock warrants to the guarantors. The fair market value of the collateral provided by the respective guarantors at December 31, 2013 was $2,178,000. The number of shares subject to the common stock warrants will be determined by dividing the warrant coverage amount, which is 50% of the fair market value of the collateral provided by the respective guarantors to secure their respective guaranty obligations to the bank, by the exercise price, which will be set at the price per share of the Company’s common stock sold in its IPO. The warrants will be exercisable for a two-year period beginning with the closing of the Company’s IPO.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants are initially recorded at their fair value and are then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued in connection with the Company’s Line of Credit, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $454,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted to interest expense on a straight line basis from the date of issuance over the life of the debt. These warrants to purchase common stock were valued as of their date of issuance, using the following assumptions: exercise price between $1.48 and $14.28 per share, contractual term of 2 years, a risk-free interest rate between 0.38% and 1.38%, a dividend yield of 0%, and volatility between 90.0% and 105.0%. The value of the warrants using the probability weighted Black-Scholes valuation model accounted for a probability of 75%, while a fair value of $0 was weighted 25%. The fair value of the warrants is recorded as a liability of approximately $390,000 at December 31, 2013. Approximately $139,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2013, with approximately $315,000 remaining unamortized and reflected as a discount to outstanding debt.

Other

On September 10, 2013, the Company, as part of a lease amendment for its non-cancellable operating lease for its office, laboratory, and warehouse space at its San Diego, California facility, issued a warrant to its landlord. The warrant coverage amount was $502,605. The number of shares subject to the common stock warrants will be determined by dividing the warrant coverage amount by the exercise price, which will be set at the price per share of the Company’s common stock sold in its IPO. The warrants will be exercisable for a five-year period beginning with the closing of the Company’s IPO.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrant is initially recorded at fair value and then is re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrant for common shares issued to the landlord, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $309,000 related to the fair value of the warrant issued at issuance in September 2013, as a reduction in deferred rent liability, accreted to rent expense on a straight line basis from the date of issuance over the term of the amended lease. The warrant was valued as of the date of issuance, using the following assumptions: exercise price of between $3.08 and $14.28 per share, contractual term of 5 years, a risk-free interest rate of 1.38%, a dividend yield of 0%, and volatility of 105.0%. The value of the warrant using the probability weighted Black-Scholes valuation model accounted for a probability of 75%, while a fair value of $0 was weighted 25%. The fair value of the warrant is recorded as a liability of approximately $282,000 at December 31, 2013.

As of December 31, 2013, warrants to purchase common stock are reflected as a liability on the balance sheet, which is adjusted to estimated fair value at the end of each reporting period over the term of the warrants. The aggregate fair value of the warrant liability for warrants to purchase common stock as of December 31, 2013 of approximately $2,132,000 was estimated using a probability weighted Black-Scholes valuation model with the following assumptions for both the five-year and two-year common stock warrant terms separately:

	Five-year term	Two-year term
Stock price	$1.48 – 7.69	$1.48 – 7.69
Exercise price	$1.48 – 7.69	$1.48 – 7.69
Expected dividend yield	0%	0%
Discount rate-bond equivalent yield	1.73%	0.38%
Expected life (in years)	5.0	2.0
Expected volatility	100.0%	90.0%

At December 31, 2013 the values of both the five-year and two-year common stock warrants using the probability weighted Black-Scholes valuation models accounted for a probability of 75%, while a fair value of $0 was weighted 25%.

Change in estimated fair value of warrant liability

The change in the estimated fair value of the total liability outstanding for all outstanding warrants of approximately $454,000 and $782,000 was recognized as a non-cash gain and included in total other income/(expense) in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2012 and 2013, respectively.